Results for the Year - Corporate and Deferred Tax - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Results for the Year
Corporate tax expense	kr 1,320	kr 1,285	kr 1,493
Current tax benefit recorded directly in shareholders' equity	49	57	kr 22
Gross unrecognized tax loss carryforwards	700
Estimated amount to reduce future taxable income	2,100	kr 500
Unrecognized tax losses	kr 2,200